INTANGIBLE ASSETS AND GOODWILL - Explanatory information about intangible assets and goodwill (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 11,110	$ 11,149	$ 11,035
Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13,339	13,347	13,189
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,890)	(1,859)	(1,815)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(339)	(339)	(339)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	47	84	139
Customer relationships | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,609	1,609	1,609
Customer relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,562)	(1,525)	(1,470)
Customer relationships | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Acquired program rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	188	194	209
Acquired program rights | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	251	263	289
Acquired program rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(58)	(64)	(75)
Acquired program rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5)	(5)	(5)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,905	3,905	3,905
Goodwill | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,126	4,126	4,126
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(221)	(221)	(221)
Total intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7,205	7,244	7,130
Total intangible assets [Member] | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	9,213	9,221	9,063
Total intangible assets [Member] | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,890)	(1,859)	(1,815)
Total intangible assets [Member] | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(118)	(118)	(118)
Spectrum licences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,600	6,600	6,416
Spectrum licences | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,600	6,600	6,416
Spectrum licences | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Spectrum licences | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Broadcast licences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	234	230	230
Broadcast licences | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	333	329	329
Broadcast licences | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Broadcast licences | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(99)	(99)	(99)
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	136	136	136
Brand names | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	420	420	420
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(270)	(270)	(270)
Brand names | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ (14)	$ (14)	$ (14)